Document and Entity Information	Apr. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2023
Entity File Number	000-53043
Entity Registrant Name	MAN AHL DIVERSIFIED I LP
Entity Central Index Key	0001052354
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1496634
Entity Address, Address Line One	c/o Man Investments (USA) Corp.
Entity Address, Address Line Two	1345 Avenue of the Americas, Floor 21
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	649-6600
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false